Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 268,234,618
Additions	48,758,649	$ 1,592,379	$ 75,800,574	$ 74,417,541
Depreciation expense	51,799,481	1,691,688	48,945,756	48,604,160
Ending balance	264,812,022	8,648,335	268,234,618
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	691,728,308	22,590,734	619,194,154	616,363,382
Additions	48,758,649	1,592,379	75,800,574	74,417,541
Disposals	(18,153,613)	(592,868)	(9,832,977)	(13,839,233)
Disposal of subsidiaries				(48,138,060)
Reclassification	182,588	5,963	(103,009)	(4,807,434)
Acquisitions through business combinations	1,566,236	51,151		41,526
Effect of foreign currency exchange differences	(3,173,117)	(103,628)	6,669,566	(4,843,568)
Ending balance	720,909,051	23,543,731	691,728,308	619,194,154
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	423,493,690	13,830,623	379,326,604	381,997,985
Depreciation expense	51,799,481	1,691,688	48,945,756	48,604,160
Impairment losses recognized	146,570	4,787	405,399	126,766
Disposals	(17,981,026)	(587,231)	(9,334,120)	(12,782,153)
Disposal of subsidiaries				(31,444,931)
Reclassification	51,031	1,666	198,534	(3,800,474)
Acquisitions through business combinations	879,987	28,739		3,760
Effect of foreign currency exchange differences	(2,292,704)	(74,876)	3,951,517	(3,378,509)
Ending balance	456,097,029	14,895,396	423,493,690	379,326,604
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,006,893		11,530,540	10,457,960
Additions			1,453,816	1,126,012
Disposals			(63,446)	(2,400)
Reclassification			0	393
Effect of foreign currency exchange differences			85,983	(51,425)
Ending balance			13,006,893	11,530,540
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,006,893
Ending balance	13,523,045	441,641	13,006,893
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,006,893	424,784
Additions	424,130	13,851
Disposals	(3,436)	(112)
Reclassification	142,562	4,656
Acquisitions through business combinations	17,921	585
Effect of foreign currency exchange differences	(6,584)	(215)
Ending balance	13,581,486	443,549	13,006,893
Land and Land Improvements [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation expense	17,860	583
Disposals	(3,436)	(112)
Reclassification	43,725	1,428
Effect of foreign currency exchange differences	292	9
Ending balance	58,441	1,908
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	91,623,291
Ending balance	100,697,091	3,288,605	91,623,291
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	172,798,699	5,643,328	152,641,699	158,812,500
Additions	1,866,786	60,966	302,092	2,718,507
Disposals	(8,786,519)	(286,954)	(1,129,046)	(659,833)
Disposal of subsidiaries				(12,344,067)
Reclassification	16,398,574	535,551	19,150,796	5,038,562
Acquisitions through business combinations	113,416	3,704		5,284
Effect of foreign currency exchange differences	(594,193)	(19,405)	1,833,158	(929,254)
Ending balance	181,796,763	5,937,190	172,798,699	152,641,699
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	81,175,408	2,651,058	73,367,762	75,998,643
Depreciation expense	8,896,551	290,547	7,516,917	7,620,561
Impairment losses recognized	134,999	4,409	244,719	15,915
Disposals	(8,771,076)	(286,449)	(1,081,082)	(565,551)
Disposal of subsidiaries				(5,369,867)
Reclassification	(35,568)	(1,162)	198,534	(3,924,490)
Acquisitions through business combinations	24,770	809		241
Effect of foreign currency exchange differences	(325,412)	(10,627)	928,558	(407,690)
Ending balance	81,099,672	2,648,585	81,175,408	73,367,762
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	142,129,485
Ending balance	126,807,662	4,141,334	142,129,485
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	473,494,702	15,463,576	423,488,598	416,368,479
Additions	2,308,779	75,401	1,514,563	1,332,497
Disposals	(7,912,516)	(258,410)	(7,457,317)	(10,999,274)
Disposal of subsidiaries				(33,309,236)
Reclassification	24,044,088	785,241	51,716,057	53,856,444
Acquisitions through business combinations	1,133,555	37,020		28,282
Effect of foreign currency exchange differences	(2,394,857)	(78,212)	4,232,801	(3,788,594)
Ending balance	490,673,751	16,024,616	473,494,702	423,488,598
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	331,365,217	10,821,855	295,286,082	293,828,682
Depreciation expense	41,403,363	1,352,168	39,819,816	39,147,076
Impairment losses recognized	10,802	353	155,334	105,815
Disposals	(7,774,818)	(253,913)	(7,114,817)	(10,151,428)
Disposal of subsidiaries				(24,974,206)
Reclassification	7,674	250	365,180	142,234
Acquisitions through business combinations	728,504	23,792		1,067
Effect of foreign currency exchange differences	(1,874,653)	(61,223)	2,853,622	(2,813,158)
Ending balance	363,866,089	11,883,282	331,365,217	295,286,082
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,401,543
Ending balance	3,019,031	98,597	3,401,543
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,354,608	468,798	14,601,044	16,870,978
Additions	141,158	4,610	137,208	135,439
Disposals	(1,441,685)	(47,083)	(1,176,897)	(2,144,766)
Disposal of subsidiaries				(1,247,326)
Reclassification	992,109	32,401	560,828	1,181,455
Acquisitions through business combinations	133,867	4,372		3,108
Effect of foreign currency exchange differences	(88,199)	(2,880)	232,425	(197,844)
Ending balance	14,091,858	460,218	14,354,608	14,601,044
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,953,065	357,710	10,672,760	12,170,660
Depreciation expense	1,481,707	48,390	1,609,023	1,836,523
Impairment losses recognized	769	25	5,346	5,036
Disposals	(1,431,696)	(46,757)	(1,138,221)	(2,065,174)
Disposal of subsidiaries				(1,100,858)
Reclassification	35,200	1,150	(365,180)	(18,218)
Acquisitions through business combinations	126,713	4,138		2,452
Effect of foreign currency exchange differences	(92,931)	(3,035)	169,337	(157,661)
Ending balance	11,072,827	361,621	10,953,065	10,672,760
Construction in progress and machinery under installation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,073,406
Ending balance	20,765,193	678,158	18,073,406
Construction in progress and machinery under installation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	18,073,406	590,248	16,932,273	13,853,465
Additions	44,017,796	1,437,551	72,392,895	69,105,086
Disposals	(9,457)	(309)	(6,271)	(32,960)
Disposal of subsidiaries				(1,237,431)
Reclassification	(41,394,745)	(1,351,886)	(71,530,690)	(64,884,288)
Acquisitions through business combinations	167,477	5,470		4,852
Effect of foreign currency exchange differences	(89,284)	(2,916)	285,199	123,549
Ending balance	$ 20,765,193	$ 678,158	$ 18,073,406	$ 16,932,273